INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue
Subscriptions	$ 42,027	$ 30,280	$ 81,813	$ 57,819
Professional services	7,728	5,533	14,755	10,859
Total revenue	49,755	35,813	96,568	68,678
Cost of revenue
Subscriptions	5,559	3,970	10,927	7,631
Professional services	6,314	4,185	12,195	8,502
Total cost of revenue	11,873	8,155	23,122	16,133
Gross profit	37,882	27,658	73,446	52,545
Operating expenses
Sales and marketing	27,832	20,820	53,974	40,554
Research and development	10,142	6,447	19,871	12,102
General and administrative	8,738	6,891	18,612	13,440
Total operating expenses	46,712	34,158	92,457	66,096
Loss from operations	(8,830)	(6,500)	(19,011)	(13,551)
Finance income	167	70	287	111
Finance expense	(35)	(1,298)	(78)	(1,680)
Loss before income tax expense	(8,698)	(7,728)	(18,802)	(15,120)
Income tax expense	41	26	52	52
Net loss for the period	$ (8,739)	$ (7,754)	$ (18,854)	$ (15,172)
Net loss per share attributable to ordinary shareholders:
Basic and diluted net loss per share	$ (0.29)	$ (0.27)	$ (0.64)	$ (0.53)
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:	29,741	28,884	29,641	28,786